Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances between the Group and its related-parties	The table below details the transactions and balances between the Group and its related parties:

Figures in million - SA rand	2023	2022	2021
Rand Refinery
Gold sales	710	187	319
Refining fees paid	(44)	(24)	(40)
Trade payable	(6)	(6)	(7)

Schedule of management personnel compensation	The directors and prescribed officers of Sibanye-Stillwater held the following cash-settled instruments as at 31 December 2023:

	2022	Instruments granted	Cash-settled instruments vested during the year			Instruments forfeited	2023
	Number of instruments	Number of instruments	Number of instruments	Average price	Cash proceeds (rand)¹	Number of instruments	Number of instruments
Executive directors
Neal Froneman[2]	3,311,410	997,717	722,028	35.05	25,306,981	944,956	2,642,143
Charl Keyter	1,272,319	387,710	324,093	34.86	11,297,308	420,742	915,194
Prescribed officers
Charles Carter	148,732	1,106,212	46,332	22.97	1,064,191	—	1,208,612
Mika Seitovirta	116,231	418,898	31,017	22.84	708,282	—	504,112
Dawie Mostert	725,010	269,970	186,348	34.49	6,426,762	808,632	—
Themba Nkosi	613,797	314,288	151,959	34.35	5,219,678	187,697	588,429
Richard Stewart	1,019,919	359,348	197,167	34.02	6,708,223	236,045	946,055
Laurent Charbonnier	470,330	516,307	96,425	24.03	2,316,674	52,403	837,809
Lerato Legong	309,807	197,379	69,711	30.25	2,108,677	107,522	329,953
Robert van Niekerk	1,119,908	331,019	286,013	35.01	10,013,564	377,330	787,584
1Amounts represents pre-tax earnings paid to participants. For South African participants, these amounts were calculated by taking the Company’s VWAP share price on vesting date multiplied by the number of vested units
2Numbers include ADSs and JSE listed shares as a result of the dual service contract
Total key management personnel compensation recognised under IFRS Accounting Standards:

Figures in thousands - SA rand	2023	2022	2021
Short-term employee benefits[1]	138,209	127,542	90,179
Post-employment benefits	9,397	6,957	4,421
Share-based payment	34,578	65,338	104,550
Total	182,184	199,837	199,150
1Includes termination benefits of R3,663,146 (see note 40)
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2023 paid in 2024	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2023	2022	2021
Executive directors
Neal Froneman[1]	15,540	9,599	28,527	1,504	1,164	56,334	198,032	291,582
Charl Keyter	7,248	4,311	12,671	1,035	436	25,701	87,482	143,428
Prescribed officers
Dawie Mostert[2]	2,994	1,601	5,438	676	3,804	14,513	50,765	71,734
Themba Nkosi	4,593	2,903	6,296	441	136	14,369	46,480	58,648
Richard Stewart	6,478	4,247	8,308	720	194	19,947	60,125	83,011
Robert van Niekerk	6,143	3,627	11,210	683	193	21,856	78,632	114,686
Laurent Charbonnier[3]	11,932	6,254	4,169	92	1,101	23,548	24,102	23,472
Lerato Legong	4,324	2,653	3,075	581	127	10,760	9,553	7,679
Mika Seitovirta[4]	9,377	6,571	4,381	2,452	1,190	23,971	15,899	245
Charles Carter[5]	13,594	5,459	3,640	1,213	416	24,322	17,008	—
Total	82,223	47,225	87,715	9,397	8,761	235,321	588,078	794,485
1Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R18.42/US$
(2022: R16.37/US$ and 2021: R14.79/US$) for the year ended 31 December 2023
2Ceased performing a prescribed officer role on 4 August 2023, expense allowance and other benefits includes a separation benefit of R3,663,146
3Remuneration paid in GBP was converted at the average exchange rate of R22.93/GBP (2022: R20.18/GBP and 2021: R20.33/GBP) for the year ended 31 December 2023
4Remuneration paid in Euros was converted at the average exchange rate of R19.94/Euro (2022: R17.20/Euro, 2021: R17.49/Euro) for the year ended 31 December 2023
5Remuneration paid in US dollars converted at the average exchange rate of R18.42/US$ (2022: R16.37/US$, 2021:R14.79/US$)
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2023	2022	2021
Timothy Cumming	1,186	1,118	231	2,535	2,212	2,229
Savannah Danson[1]	1,186	938	105	2,229	1,901	2,062
Harry Kenyon-Slaney	1,364	1,219	788	3,371	2,542	2,369
Richard Menell	2,407	484	719	3,610	2,735	2,719
Nkosemntu Nika	1,186	725	16	1,927	1,843	1,742
Keith Rayner	1,186	1,357	112	2,655	2,296	2,385
Susan van der Merwe	1,186	725	126	2,037	1,830	1,742
Jeremiah Vilakazi	1,186	689	119	1,994	1,662	1,795
Vincent Maphai	3,582	—	132	3,714	3,405	3,265
Elaine Dorward-King	1,364	531	904	2,799	2,803	1,618
Sindiswa Zilwa	1,186	813	147	2,146	1,821	1,807
Total	17,019	8,599	3,399	29,017	25,050	23,733
1Resigned as non-executive director on 11 March 2024
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2023 was:

	Number of shares*			%
	2023	2022	2021	2023	2022	2021
Executive directors
Neal Froneman[1,2]	3,284,428	8,559,665	6,636,286	0.12	0.30	0.24
Charl Keyter[2]	1,776,481	1,466,181	2,866,791	0.06	0.05	0.10
Non-executive directors
Timothy Cumming[2]	20,000	6,000	6,000	—	—	—
Richard Menell[2]	10,125	10,125	15,125	—	—	—
Keith Rayner[2]	73,992	68,992	68,992	—	—	—
Susan van der Merwe[2]	1,028	1,028	1,028	—	—	—
Jeremiah Vilakazi[2]	4,220	4,220	2,000	—	—	—
Vincent Maphai[2]	228,224	199,724	152,135	0.01	0.01	0.01
Savannah Danson[3]	16,519	16,519	2,519	—	—	—
Harry Kenyon-Slaney[2,4]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King[2,5]	—	10,000	10,000	—	—	—
Total share ownership by directors	5,431,869	10,359,306	9,777,728	0.19	0.37	0.35
Prescribed officers[6]
Dawie Mostert[7]	136,302	136,302	26,466	—	—	—
Themba Nkosi[2,8]	251,583	251,583	204,533	0.01	0.01	0.01
Richard Stewart[2]	788,771	788,771	739,633	0.03	0.03	0.03
Robert van Niekerk[2]	490,429	1,766,770	875,261	0.02	0.06	0.03
Laurent Charbonnier[2,9]	151,012	151,012	151,012	0.01	0.01	0.01
Charles Carter[2,10]	580,000	300,000	—	0.02	0.01	—
Total	7,829,966	13,753,744	11,774,633	0.28	0.49	0.42
*This is the shareholding at the reporting date unless otherwise stated
1Neal Froneman and his associates hold 388,863 ADSs at 31 December 2023 (2022: 225,408, 2021: 90,479) which convert to 1,555,452 (2022: 901,632, 2021: 361,916) ordinary shares in the Company
2Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following:
•Charles Carter — 620,000
3Last known shareholding when ceased performing a non-executive director role on 11 March 2024
4Harry Kenyon-Slaney and his associates hold 4,213 ADSs at 31 December 2023 (2022 and 2021:4,213) which convert to 16,852 (2022 and 2021: 16,852) ordinary shares in the
Company
5Elaine Dorward-King and her associates hold no ADSs at 31 December 2023 (2022 and 2021: 2,500) which convert to zero (2022 and 2021: 10,000) ordinary shares in the
Company
6Melanie Naidoo-Vermaak was appointed on 1 January 2024 and holds 146,858 shares at the date of this report
7Last known shareholding when ceased performing prescribed officer role on 4 August 2023
8Themba Nkosi and his associates hold 5,300 ADSs at 31 December 2023 (2022: 5,300) which convert into 21,200 (2022: 21,200) ordinary shares in the Company
9Laurent Charbonnier and his associates hold 37,753 ADSs at 31 December 2023 (2022 and 2021: 37,753) which convert to 151,012 (2022 and 2021: 151,012) ordinary shares in the Company
10Charles Carter and his associates hold 145,000 ADSs at 31 December 2023 (2022: 75,000) which convert to 580,000 (2022: 300,000) ordinary shares in the Company